Share-based payments, Exercise prices and weighted average remaining contractual life (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) £ / shares	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of exercisable [Abstract]
Number of options | $	$ 16,930		$ 16,480	$ 9,110
Equity Incentive Plan [Member] | Range one [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 11.83
Number of options | £		£ 221,258
Weighted average remaining contractual life	2 years 3 months 18 days
Equity Incentive Plan [Member] | Range two [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 17.46
Number of options | £		3,790,348
Weighted average remaining contractual life	6 years 3 months 18 days
Equity Incentive Plan [Member] | Range three [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 24.66
Number of options | £		1,122,956
Weighted average remaining contractual life	9 years 1 month 6 days
Equity Incentive Plan [Member] | Range four [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 25.83
Number of options | £		56,704
Weighted average remaining contractual life	9 years 4 months 24 days
Equity Incentive Plan [Member] | Range five [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 26
Number of options | £		4,077,400
Weighted average remaining contractual life	8 years 1 month 6 days
Equity Incentive Plan [Member] | Range six [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 29.87
Number of options | £		113,559
Weighted average remaining contractual life	9 years 3 months 18 days
Equity Incentive Plan [Member] | Range seven [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 32.98
Number of options | £		16,545
Weighted average remaining contractual life	3 years 1 month 6 days
Equity Incentive Plan [Member] | Range eight [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 34.44
Number of options | £		10,268
Weighted average remaining contractual life	9 years 6 months
Equity Incentive Plan [Member] | Range nine [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 34.83
Number of options | £		28,800
Weighted average remaining contractual life	9 years
Equity Incentive Plan [Member] | Range ten [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 36.79
Number of options | £		144,875
Weighted average remaining contractual life	8 years 9 months 18 days
Equity Incentive Plan [Member] | Range eleven [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 37.25
Number of options | £		2,100
Weighted average remaining contractual life	9 years 6 months
Equity Incentive Plan [Member] | Range twelve [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 39.02
Number of options | £		3,000
Weighted average remaining contractual life	8 years 6 months
Equity Incentive Plan [Member] | Range thirteen [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 40.93
Number of options | £		64,965
Weighted average remaining contractual life	6 years 10 months 24 days
Equity Incentive Plan [Member] | Range fourteen [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 41.74
Number of options | £		42,223
Weighted average remaining contractual life	8 years 3 months 18 days
Equity Incentive Plan [Member] | Range fifteen [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 46.39
Number of options | £		56,415
Weighted average remaining contractual life	8 years 1 month 6 days
Equity Incentive Plan [Member] | Range sixteen [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share) | £ / shares	$ 46.86
Number of options | £		£ 141,828
Weighted average remaining contractual life	9 years 9 months 18 days